Notes on the consolidated statements of operations (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated Income Statement [Line Items]
Schedule of reconciliations of information on reportable segments to IFRS measures
2015 in € thousands	North America	International	Total
Revenue	5,268	55,174	60,442
Direct marketing expenses	(8,355)	(34,234)	(42,589)
Contribution margin	(3,087)	20,940	17,853

Cost of revenue
Data center expenses			(626)
Credit card fees			(1,287)
Mobile application processing fees			(128)
Gross profit			15,812
Other income			309
Other operating expenses
Sales and marketing expenses			(3,036)
Customer service expenses			(2,357)
Technical operations and development expenses			(3,849)
General and administrative expenses			(5,951)
Operating profit			928

Interest income and similar income			30
Interest expense and similar charges			(103)
Net finance expenses			(73)

Income/(loss) before taxes			855
Income taxes			(445)
Profit from continuing operations			410

2016 in € thousands	North America	International	Total
Revenue	16,004	57,487	73,491
Direct Marketing expenses	(15,059)	(33,311)	(48,370)
Contribution margin	945	24,176	25,121

Cost of revenue
Data center expenses			(726)
Credit card fees			(1,471)
Mobile application processing fees			(635)
Gross profit			22,289
Other income			126
Other operating expenses
Sales and marketing expenses			(3,919)
Customer service expenses			(2,791)
Technical operations and development expenses			(3,305)
General and administrative expenses			(9,727)
Operating profit			2,673

Interest income and similar income			157
Interest expense and similar charges			(425)
Net finance expenses			(268)

Income before taxes			2,405
Income taxes			(1,082)
Profit from continuing operations			1,323

2017 in € thousands	North America	International	Total
Revenue	24,574	61,063	85,637
Direct Marketing expenses	(17,980)	(35,489)	(53,469)
Contribution margin	6,594	25,574	32,168

Cost of revenue
Data center expenses			(1,964)
Credit card fees			(1,549)
Mobile application processing fees			(1,794)
Gross profit			26,861
Other income			54
Other operating expenses
Sales and marketing expenses			(5,540)
Customer service expenses			(3,971)
Technical operations and development expenses			(6,428)
General and administrative expenses			(16,091)
Operating profit			(5,115)

Interest income and similar income			239
Interest expense and similar charges			(782)
Net finance expenses			(543)
Loss before taxes			(5,658)
Income tax benefit			84
Loss from continuing operations			(5,574)

Schedule of geographic information
Revenue in € thousands	2015	2016	2017
USA	1,117	10,176	17,861
France	10,878	12,655	17,859
UK	5,621	7,153	8,803
Germany	6,084	5,326	3,764
Other countries	36,742	38,181	37,350
	60,442	73,491	85,637

Non-current assets in € thousands	2015	2016	2017
USA	-	-	25,814
France	-	3,829	6,459
Germany	537	1,790	4,733
Other countries	-	-	212
	537	10,119	37,218

Schedule of results of discontinued operations
in € thousands	Note	2015	2016	2017
Revenue		2,734	3,667	-
Expenses		(4,067)	(5,168)	-
Results from operating activities		(1,333)	(1,501)	-
Income tax		374	488	-
Results from operating activities, net of tax		(959)	(1,013)	-
Gain on sale of discontinued operation		-	381	-
Profit (loss) from discontinued operations, net of tax		(959)	(632)	-
Earnings per share - discontinued operations
Basic loss per share (€)	4.13	(38.36)	(25.28)	-
Diluted loss per share (€)	4.13	(38.36)	(25.28)	-

Schedule of cash flows from discontinued operations
in € thousands	Note	2015	2016	2017
Net cash from operating activities		(879)	(635)	-
Net cash from investing activities		-	18	250
Net cash flows for the year		(879)	(617)	250

Schedule of effects of disposal on the consolidated balance sheet of the group
in € thousands	Note	2016
Property, plant and equipment	5.2	(7)
Trade and other receivables	5.3	(402)
Cash and cash equivalents	5.7	(232)
Current trade and other payables	5.11 / 5.12	768
Provisions	5.1	4
Net assets and liabilities		131
Consideration received, satisfied in cash		250
Cash and cash equivalents disposed of		(232)
Net cash inflows		18

Schedule of cost of revenue
in € thousands	2015	2016	2017
Direct Marketing expenses	42,589	48,370	53,469
Credit card fees	1,287	1,471	1,549
Data center expenses	626	726	1,964
Mobile application processing fees	128	635	1,794
Total cost of revenue	44,630	51,202	58,776

Schedule of other income
in € thousands	2015	2016	2017
Repayments and reimbursements	78	74	-
Other income	231	52	54
Total other income	309	126	54

Schedule of net finance expenses
in € thousands	2015	2016	2017
Currency translation gains	19	157	213
Interest income and similar income	11	-	26
Interest expense for non-current liabilities	-	(129)	(516)
Currency translation losses	(103)	(296)	(266)
Total finance expenses	(73)	(268)	(543)

Schedule of employee benefits
in € thousands	2015	2016	2017
Wages and salaries	7,778	8,684	11,367
Social security contribution	1,615	1,763	2,016
Equity-settled share-based payments	600	991	1,166
Termination benefits	16	765	430
Other employee benefits	56	64	447
Total employee benefits expenses	10,065	12,267	15,426

Schedule of employee benefits are allocated to costs and expenses
in € thousands	2015	2016	2017
Cost of sales	175	283	520
Sales and marketing expenses	2,343	2,795	2,921
Customer service expenses	1,747	1,651	2,153
Technical operations and development expenses	3,435	3,531	5,712
General and administrative expenses	2,365	4,007	4,120
Total employee benefits	10,065	12,267	15,426

Schedule of movements in the number of options outstanding and their related weighted average exercise prices
	2017
	Weighted Average Exercise Price	Number of Options
Outstanding at November 3	$37.47	236,670
Expired during the year	83.75	(72,900)
Forfeited during the year	14.50	(500)
Outstanding at December 31	$16.88	163,270

Schedule of options outstanding at the end of the period
	2017
Expiry date	Exercise Price	Number of Options
March 2018	$20.87	1,750
July 2018	10.10	24,735
November 2018	10.00	12,000
November 2018	53.70	20,000
November 2018	34.50	5,000
March 2023	30.70	3,750
August 2023	14.50	5,000
September 2023	18.60	250
March 2024	10.00	2,400
March 2024	10.10	88,385
Outstanding at December 31		163,270

Schedule of major components of income taxes are broken down
	Years ending December 31,
in € thousands	2015	2016	2017
Current income tax	(369)	(752)	(67)
Current income tax expenses (-) / income (+)	(374)	(752)	(57)
Adjustments for current income tax from prior periods	5	-	(10)
Deferred tax	(76)	(330)	151
Deferred taxes from the origination and reversal of temporary differences	31	211	(8)
Deferred taxes on tax losses carryforward	(107)	(541)	159
Total	(445)	(1,082)	84

Schedule of based on the consolidated income before taxes reconciliation of the effective tax expense
	Years ending December 31,
in € thousands	2015	2016	2017
Income before tax from continuous operations	855	2,405	(5,658)
Tax rate of the Group in %	30%	30%	32%
Expected tax expense (-) / income (+)	(259)	(728)	1,811
Tax effect of:
Differences in applicable tax rate	-	50	(108)
Recognition of previously unrecognized tax losses	-	-	573
Current-year losses and for which no deferred tax is recognized	-	-	(2,009)
Share-based payment arrangements	(180)	(297)	(139)
Non-deductible expenses for tax purpose	-	-	(5)
Taxes from prior years	5	-	(10)
Trade tax additions and deductions	(4)	(9)	(29)
Sundry items	(7)	(98)	-
Effective tax expense	(445)	(1,082)	84

Schedule of deferred tax assets and liabilities
	December 31,
in € thousands	2016	2017
Deferred tax assets (DTA)	10,001	9,907
Deferred tax liabilities (DTL)	929	725

Schedule of breakdown of deferred tax assets and liabilities is presented
	2016		2017
in € thousands	DTA	DTL	DTA	DTL
Intangible assets	-	1,962	-	2,150
Property, plant and equipment	-	-	-	-
Financial assets	-	-	-	-
Receivables and other assets	303	-	125	-
Cash	16	-	61	-
Liabilities	-	54	2	-
Provisions	19	-	4	-
Deferred income	115	36	-	-
Other	-	-	-	-
Income tax credits	-	-	295	-
Tax losses carryforward	10,671	-	10,845	-
Total, gross	11,124	2,052	11,332	2,150
Set off of deferred tax	1,123	1,123	1,425	1,425
Total, net	10,001	929	9,907	725

Schedule of profit (loss) attributable to ordinary shareholders (basic)
	Years ending December 31,
in € thousands	2015	2016	2017
Continuing operations	410	1,323	(5,574)
Discountined operations	(959)	(632)	-
Total	(549)	691	(5,574)

Affinitas GmbH
Consolidated Income Statement [Line Items]
Schedule of options outstanding at the end of the period have the following expiry dates and exercise prices
	2015		2016		2017
	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options
Outstanding at January 1	€1	1,170	€878	3,507	€1,014	5,454
Granted during the year	€1,317	2,337	€1,260	1,947	€1,091	932
Forfeited during the year			-	-	€1,091	(28)
Exercised during the year			-	-	€1,228	(192)
Outstanding at December 31	€878	3,507	€1,014	5,454	€1,019	6,166

Schedule of expiry dates and exercise prices
	2015		2016		2017
Expiry date	Exercise Price	Number of Options	Exercise Price	Number of Options	Exercise Price	Number of Options
Not defined (grant in 2013)	€1	1,170	€1	1,170	€1	1,170
September - October 2025	€917	880	€917	880	€917	825
September - October 2025	€1,376	880	€1,376	880	€1,376	825
September - October 2025	€1,835	577	€1,835	577	€1,835	550
January-July 2026			€917	550	€917	550
January-July 2026			€1,091	487	€1,091	404
May 2026			€1,376	550	€1,376	550
May 2026			€1,835	360	€1,835	360
January - April 2027			€-	-	€1,091	932
Outstanding at December 31		3,507		5,454		6,166

Schedule of fair values and the inputs used in the measurement of the fair values of these equity-settled options
	2015	2016	2017
Share price M&A Scenario (€)	211-729	291-380	551
Share price IPO Scenario (€)	1,570-1,647	1,289-1,381	1,489
Weighted average option exercise price (€)	1,317	1,260	1,091
Volatility	34.3% - 35.1%	35.9% - 37.9%	37.2%
Expected life	2.0-3.3 years	1.0-2.8 years	2.8 - 3.8 years
Dividend yield	0%	0%	0%
Risk-free rate	(0.261%) - (0.184%)	(0.743%) - (0.462%)	(0.653%)
Weighted-average option fair value (€)	445	324	520
Fair value per Option (€)	198-731	271 - 383	481 - 572

Spark Networks Inc
Consolidated Income Statement [Line Items]
Schedule of options outstanding at the end of the period have the following expiry dates and exercise prices
	2017
	Exercise Price	Number of Options
Outstanding at 1 January	$-	-
Granted during the year	10.62	908,608
Forfeited during the year	-	-
Outstanding at December 31	$10.62	908,608

Schedule of expiry dates and exercise prices
	2017
Expiry date	Exercise Price	Number of Options
December 2021	$10.62	908,608
Outstanding at 31 December	$10.62	908,608

Schedule of fair values and the inputs used in the measurement of the fair values of these equity-settled options
2017
Share price ($)	10.21
Exercise price ($)	10.62
Option life (months)	48.5
Volatility	55.0%
Dividend yield	0%
Risk-free rate	1.98%
Fair value per Option ($)	3.87
Fair value per Option (€)	3.27

Sales and marketing expenses
Consolidated Income Statement [Line Items]
Schedule of different types of expenses
in € thousands	2015	2016	2017
Personnel	2,343	2,795	2,921
Depreciation and amortization	31	741	1,723
Other	559	260	705
Office expenses	103	123	191
Total sales and marketing expenses	3,036	3,919	5,540

Customer service expenses
Consolidated Income Statement [Line Items]
Schedule of different types of expenses
in € thousands	2015	2016	2017
Personnel	1,747	1,651	2,153
Third-party services	450	965	1,589
Office expenses	107	109	146
Depreciation and amortization	35	53	62
Other	18	13	21
Total customer service expenses	2,357	2,791	3,971

Technical operations and development expenses
Consolidated Income Statement [Line Items]
Schedule of different types of expenses
in € thousands	2015	2016	2017
Personnel	3,436	3,531	5,712
Depreciation and amortization	35	445	1,259
Data processing costs	270	353	1,364
Office expenses	105	114	166
Other	3	48	63
Capitalized development costs	-	(1,186)	(2,136)
Total technical operations and development expenses	3,849	3,305	6,428

General and administrative expenses
Consolidated Income Statement [Line Items]
Schedule of different types of expenses
in € thousands	2015	2016	2017
Provisions for bad debts, write-offs, and uncollectible amounts	2,206	4,073	4,102
Personnel costs	2,365	3,365	4,120
Legal, consulting, bookkeeping and auditing costs	650	479	6,084
Other expenses	232	246	288
Third party services	171	238	319
Recruiting costs	88	182	323
Office expenses	101	120	264
Travel costs	26	62	233
Insurance	28	29	214
Telecommunication	36	33	61
Depreciation and amortization	20	36	34
Licenses	-	12	24
Training	28	30	23
Repairs and maintenance	-	18	2
Acquisition related costs	-	162	-
Restructuring costs	-	642	-
Total general and administrative expenses	5,951	9,727	16,091